FINANCE LEASE OBLIGATIONS (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
FINANCE LEASE OBLIGATIONS (Tables)
Remainder of 2020	$ 162,958	$ 140,905
2021	150,062	20,701
2022	131,380	4,082
2023	118,341	0
2024	63,340	0
Total	626,081	165,538
Less: interest	(98,243)	(9,150)
Present value of net minimum lease payments	527,838	156,538
Short term	124,231	129,532
Long term total	$ 403,607	$ 27,006